Share capital and Contributed Surplus - (C) Contributed Surplus (Narrative) (Details)			1 Months Ended		12 Months Ended
	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 USD ($) shares	Mar. 31, 2023 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($) $ / shares	Sep. 30, 2023 CAD ($) share $ / shares	Sep. 30, 2022 CAD ($) share $ / shares shares	Sep. 30, 2021 CAD ($) share $ / shares shares	Mar. 30, 2023 shares	Sep. 30, 2020 share
Disclosure of classes of share capital [line items]
Cash commission					$ 542,591	$ 33,880	$ 606,622
Number of share options granted | share					340,000	9,500	52,988
Estimated life					2 years 10 months 17 days
Share offering costs					$ 125,086
Share issue related cost					$ 3,152,794	$ 33,880	$ 606,622
Number of compensation options exercised | shares							2,459
Gross proceeds from option exercises							$ 215,148
Number of Compensation Option Units outstanding | shares						837
Outstanding stock options | share					389,907	57,108	59,536		28,838
Weighted average exercise price of share options granted | $ / shares					$ 2.59	$ 69.59	$ 104.3
Weighted average vesting period of options					1 year 10 months 13 days	10 months 17 days	1 year 9 months 25 days
Weighted-average fair value of stock options | $ / shares					$ 38.21	$ 38.21	$ 50.4
Number of options with accelerated vesting | shares							5,507
Number of options with accelerated cancellation | shares							3,571
Additional stock based compensation charges							$ 65,813
Number of other equity instruments granted | share					0	29,182	21,412
Shared-based compensation expense					$ 373,554	$ 1,960,072	$ 2,462,207
Canadian offering [Member]
Disclosure of classes of share capital [line items]
Compensation options granted | shares	50,848	50,848
Cash commission	$ 286,230	$ 210,000
Exercise price, share options granted | $ / shares	$ 4.13
Option exercisable term	two years	two years
April 2021 Offering [Member]
Disclosure of classes of share capital [line items]
Cash commission				$ 288,405
Number of share options granted				3,296
Exercise price, share options granted | $ / shares				$ 87.5
Option exercisable term				two years
Description of stock option warrants exercise				Each Compensation Option Warrant is exercisable to acquire 1/70 of a Common Share (a "Compensation Option Warrant Share") at a price of $1.75 per Compensation Option Warrant Share (70 Compensation Option Warrant for one Compensation Option Warrant Share) for a period of 24 months from the closing of the Offering.
Fair value per compensation option | $ / shares				$ 77
Estimated life				2 years
Underlying stock price | $ / shares				$ 90.3
Exercise price of outstanding share options | $ / shares				$ 87.5
Expected volatility				80.00%
Risk-free interest rate				0.31%
Expected discount rate				0.00%
Share issue related cost				$ 233,057
Long-Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of share options granted | share					340,000
Maximum number of share units authorized under plan | shares			407,274					60,682
Number of Share Units available for future grants | shares			11,153
Stock options with revised exercise price | shares			50,981
Revised stock option exercise price | $ / shares			$ 3.6
Fair value increase in share-based compensation			$ 77,001
Outstanding stock options					389,907
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share					0	10,726	16,412
Weighted-average grant date fair value					$ 0	$ 43.5	$ 105.7
Weighted average vesting period of other equity instruments					1 month 6 days	2 months 4 days	8 months 8 days
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share					0	17,942	2,857
Weighted-average grant date fair value					$ 0	$ 126.7	$ 105
Weighted average vesting period of other equity instruments							4 months 24 days
Share Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share					0	514	2,143
Weighted average exercise price of other equity instruments granted | $ / shares					$ 0	$ 126.7	$ 115.5
Number of other equity instruments expired | share					2,657